Schedule Of Original Condition in End Lease (Details)	12 Months Ended
Jun. 30, 2022 Integer
IfrsStatementLineItems [Line Items]
No. of right-of-use assets leased	1
No. of leases with extension options	0
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	0
No. of leases with termination options	0
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of remaining term	4 years
Average remaining lease term	4 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Range of remaining term	5 years